Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances			$ 1,700
Valuation allowance for deferred taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances	1,485	2,238	1,463	2,079
(Benefits)/Charges to Income	(6)	(753)	202	521
Deductions	0	0	0	0
Other	(16)	0	(8)	(362)
Valuation Allowances	1,463	1,485	1,657	2,238
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances	0	23	0	37
(Benefits)/Charges to Income	(4)	3	8	5
Deductions	4	(2)	0	(19)
Other	0	(24)	0	0
Valuation Allowances	$ 0	$ 0	$ 8	$ 23